Income tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax
29 Income tax
Income tax payables and receivables are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Income Tax Prepayments	3,041	3,153
Total Income tax receivables	3,041	3,153
Income Tax Payables	869	658
Provision for Income Tax	12,641	11,798
Total Income tax payables	13,510	12,456
The Group maintains provisions for uncertain income tax treatments where it is not probable that the tax authorities will accept the Group's tax position under applicable tax laws and regulations. Management assesses these positions assuming full examination by tax authorities and measures the uncertainty using either the most likely amount or the expected value method, depending on which better predicts the resolution of the uncertainty.
The reconciliation of tax expense and the effective tax rate was as follows:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Loss before Income tax from continuing operations	(98,600)	(97,559)	(60,126)
Loss before Income tax from discontinued operations	(4,917)	—	—
Loss before income tax	(103,517)	(97,559)	(60,126)
Statutory tax rate(1)	27.98%	27.27%	24.95%
Expected income tax benefit	28,963	26,603	15,001

Tax effects of:
Sundry permanent differences	(2,547)	(4,891)	20,031
Effect of functional to local reporting currency in Germany	(3,040)	(4,976)	3,465
Equity Transaction costs	8	1,386	28
Share based payments	(1,506)	(1,670)	(1,011)
Tax Expenses	19	1,321	552
Bad debt expense	(1,841)	(2,784)	(3,058)
Management fees	(4,268)	(9,289)	(10,543)
Interest expense	(567)	(385)	(408)

Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	(1,407)	1,851	1,310
Share based payments	85	(38)	(29)
Tax Expenses	3,328	322	576
Sundry temporary differences	1,079	(766)	655

Minimum tax	(665)	(554)	(706)
Deferred tax not recognized (mainly tax losses carried forward)	(20,885)	(8,281)	(28,580)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	2,583	606	1,303

Income tax expense	(661)	(1,546)	(1,414)
Effective tax rate	0.64%	1.58%	2.35%
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(1)The Statutory tax rate consists of an average tax rate weighted in proportion to accounting profit/(loss) in each geographical territory.
Income tax expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Current tax (expense) / income	(3,244)	(2,152)	(2,716)
Deferred tax (expense) / income	2,583	606	1,302
Total Income tax (expense) / income	(661)	(1,546)	(1,414)
Tax losses available for offsetting against future taxable profits were as follows:

				As of December 31,
				2023	2024	2025
In thousands of USD Country	Duration	Rate		Accumulated tax loss [gross]	Accumulated tax loss [gross]	Accumulated tax loss [gross]
Germany **	Indefinite	30.2%	*	(36,125)	(43,942)	(52,191)
Morocco	4 years	20.0%		(29,780)	(23,636)	(6,140)
Egypt	5 years	22.5%		(62,390)	(32,426)	(125,638)
Nigeria	Indefinite	30.0%		(137,013)	(17,837)	(39,818)
Kenya	5 Years	30.0%		(74,817)	(105,886)	(96,042)
Ivory Coast	5 years	25.0%		(30,144)	(9,233)	(11)
Ghana	5 years	25.0%		(6,316)	(4,255)	(2,899)
Other	N/A	N/A		(127,695)	(147,429)	(89,998)
Total				(504,280)	(384,644)	(412,737)
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*	In Germany, the calculation of current tax is based on a combined tax rate of 30.2%, consisting of a corporate income tax rate of 15.8% and a trade tax rate of 14.4%.

**
Accumulated tax losses related to Trade Tax amount to USD 94,496 thousand as of December 31, 2025 (USD 71,057 thousand as of December 31, 2024 and USD 64,942 thousand as of December 31, 2023), not included in the table above.

Various tax rules may limit the use of the tax losses above.
No deferred tax asset has generally been recognized in respect of the tax losses as the latter may either be time barred at the time when they could have otherwise offset taxable profits, may be subject to limitations as to their use, or there is no tax opportunity or other evidence of recoverability within a short timeline. This general principle is subject to a few exceptions disclosed in Note 8. The previously unrecognized tax losses of prior periods used to reduce current tax expense amounts to USD 22,058 thousand.